Earnings (loss) per share - Schedule of Information on Earnings (Loss) Per Share (Details) - MXN ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Net income (loss) for the period			$ (2,839,571)	$ 334,422	$ (306,153)
Weighted average shares	[1]		115,022,874	109,203,573
Basic (losses) earnings per common share			$ (24.69)	$ 3.06
Net (loss) income available to common stockholders (diluted)			$ (2,839,571)	$ 334,830
Diluted weighted average common shares	[1]		115,022,874	139,606,695
Diluted (losses) earnings per common share			$ (24.69)	$ 2.4
Class A Shares
Earnings per share [line items]
Net income (loss) for the period					$ (306,153)
Weighted average shares		12,000,000			12,000,000	[2]
Basic (losses) earnings per common share					$ (25.51)
Diluted (losses) earnings per common share					$ (25.51)

[1]	For the years ended December 31, 2025 and 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.
[2]	For the year ended on December 31, 2023, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.